Significant accounting policies	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Significant accounting policies
2.	Significant accounting policies

a.	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (referred to as “IFRS”) as issued by the International Accounting Standards Board (referred to as “IASB”).

b.	Basis of preparation

The consolidated financial statements have been prepared on historical cost basis except for certain financial instruments measured at fair value at the end of each reporting period as explained in the accounting policies below.

c.	Basis of consolidation

Subsidiaries

The consolidated financial statements include Tata Motors Limited and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company (a) has power over the investee, (b) it is exposed, or has rights, to variable returns from its involvement with the investee and (c) has the ability to affect those returns through its power over the investee. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements listed above. In assessing control, potential voting rights that currently are exercisable are taken into account. The results of subsidiaries acquired or disposed of during the year are included in the consolidated financial statements from the effective date of acquisition and up to the effective date of disposal, as appropriate.

Inter-company transactions and balances including unrealized profits are eliminated on consolidation.

Non-controlling interests in the net assets (excluding goodwill) of consolidated subsidiaries are identified separately from the Company’s equity. The interest of non-controlling shareholders may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity. Total comprehensive income is attributed to non-controlling interests even if it results in the non-controlling interest having a deficit balance.

Changes in the Company’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Company’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Company loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between

(i)	the aggregate of the fair value of consideration received and the fair value of any retained interest and

(ii)

the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. Amounts previously recognized in other comprehensive income in relation to the subsidiary are accounted for (i.e., reclassified to profit or loss) in the same manner as would be required if the relevant assets or liabilities were disposed off. The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 Financial Instruments: Recognition and Measurement or, when applicable, the cost on initial recognition of an investment in an associate or jointly controlled entity.

Interests in joint arrangements

A joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Joint operations

Certain of the Company’s activities, are conducted through joint operations, which are joint arrangements whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Company recognizes, in the consolidated financial statements, its share of the assets, liabilities, income and expenses of these joint operations incurred jointly with the other partners, along with its share of income from the sale of the output and any assets, liabilities and expenses that it has incurred in relation to the joint operation.

Joint ventures

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The results, assets and liabilities of a joint venture are incorporated in these financial statements using the equity method of accounting as described below.

Associates

Associates are those entities in which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but not control or joint control of those policies. Significant influence is presumed to exist when the Company holds between 20 and 50 percent of the voting power of another entity.

The results, assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting as described below.

Equity method of accounting (equity accounted investees)

An interest in an associate or joint venture is accounted for using the equity method from the date in which the investee becomes an associate or a joint venture and are recognized initially at cost. The Company’s investment includes goodwill identified on acquisition, net of any accumulated impairment losses. The consolidated financial statements include the Company’s share of profits or losses and equity movements of equity accounted investees, from the date that significant influence or joint control commences until the date that significant influence or joint control ceases. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest (including any long-term investments in the nature of net investments) is reduced to nil and the recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.

When the Company transacts with an associate or joint venture of the Company, unrealized profits and losses are eliminated to the extent of the Company’s interest in its associate or joint venture.

d.	Business Combinations

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. Acquisition related costs are recognized in profit or loss as incurred. The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition are recognized at their fair value at the acquisition date, except certain assets and liabilities required to be measured as per the applicable standard.

Purchase consideration in excess of the Company’s interest in the acquiree’s net fair value of identifiable assets, liabilities and contingent liabilities is recognized as goodwill. Excess of the Company’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities over the purchase consideration is recognized, after reassessment of fair value of net assets acquired, in the income statement.

e.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed at each balance sheet date. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods affected.

In particular, information about significant areas of estimation, uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are included in the following notes:

i)	Note 13, 16 and 17 – Property, plant and equipment and intangible assets - useful lives and impairment, capitalization of product development costs

ii)	Note 15 – Impairment of goodwill

iii)	Note 17 – Impairment of indefinite life intangible assets

iv)	Note 19 – Recoverability/recognition of deferred tax assets

v)	Note 24 – Provision for product warranty

vi)	Note 35 – Measurement of assets and obligations relating to employee benefits

vii)	Note 4 – Allowances for credit losses for finance receivables

viii)	Estimated discounts / incentives required to be paid to dealers on retail of vehicles previously wholesaled

f.	Revenue recognition

The Company generates revenue principally from –

a) Sale of products - (i) commercial and passenger vehicles and vehicle parts and (ii) Sales of other products - certain software products and other automotive products

The Company recognizes revenues on the sale of products, net of discounts, sales incentives, customer bonuses and rebates granted, when products are delivered to dealers or when delivered to a carrier for export sales, which is when control including risks and rewards and title of ownership pass to the customer. Sale of products is presented net of excise duty where applicable and other indirect taxes.

The consideration received in respect of transport arrangements for delivering of vehicles to the customers are recognized net of their costs within revenues in the income statement.

Revenues are recognized when collectability of the resulting receivable is reasonably assured.

b) Sale of services - maintenance service and extended warranties for commercial and passenger vehicles, software support services and insurance broking services.

Income from sale of maintenance services and extended warranties, including software services are recognized as income over the relevant period of service or extended warranty.

When the Company sells products that are bundled with maintenance service or extended period of warranty, such services are treated as a separate performance obligation only if the service or warranty is optional to the customer or includes an additional service component. In such cases, the transaction price allocated towards such maintenance service or extended period of warranty is recognized as a contract liability until the service obligation has been met.

The Company operates certain customer loyalty programs under which customer is entitled to reward points on the spend towards Company’s products. The reward points earned by customers can be redeemed to claim discounts on future purchase of certain products or services. Transaction price allocated towards reward points granted to customers is recognized as a deferred income liability and transferred to income when customers redeem their reward points.

For certain sale of services wherein performance obligation is satisfied over a period of time, any amount received in advance is recorded as contract liability and recognized as revenue when service is rendered to customers. Any amount of income accrued but not billed to customers in respect of such contracts is recorded as a contract asset. Such contract assets are transferred to trade receivables on actual billing to customers.

Refund liabilities comprise of obligation to customers to pay for discounts and sales incentives.

Proceeds from sale of vehicles for which the Company or any of its subsidiaries have retained buy back obligation in future is recorded as a liabilities – (i) Proceeds received in excess of agreed buy back price is recognized as Deferred income liability and (ii) the agreed buy back price is recognized as Buy back liability. Deferred income liability is recognized on a straight line basis over the term of the agreement.

c) Financing revenues - Interest income from financing transactions and income from leasing of vehicles to customers. Finance and service charges are accrued on the unpaid principal balance of finance receivables using the effective interest method.

d) Refer annual report for the fiscal year ended March 31, 2018 for accounting policies applied by the Company with respect to revenue recognition for fiscal years ended March 31, 2018 and 2017.

g.	Government grants and incentives

Other income includes export and other recurring and non-recurring incentives from Government (referred as “incentives”). Government grants are recognized when there is reasonable assurance that the Company will comply with the relevant conditions and the grant will be received.

These are recognized in the consolidated statement of profit and loss, either on a systematic basis when the Company recognises, as expenses, the related costs that the grants are intended to compensate or, immediately if the costs have already been incurred. Government grants related to assets are netted off from the carrying value of related assets.

Government grants related to income are presented as an offset against the related expenditure, and government grants that are awarded as incentives with no ongoing performance obligations to the Company are recognized as income in the period in which the grant is received.

h.	Cost recognition

Costs and expenses are recognized when incurred and are classified according to their nature. Expenditure capitalized represents employee costs, stores and other manufacturing supplies, and other expenses incurred for construction including product development undertaken by the Company.

i.	Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

i) Product warranty expenses

The estimated liability for product warranties is recorded when products are sold. These estimates are established using historical information on the nature, frequency and average cost of warranty claims and management estimates regarding possible future incidences based on actions on product failures. The timing of outflows will vary as and when warranty claim will arise, being typically up to six years.

The Company also has back-to-back contractual arrangement with its suppliers in the event that a vehicle fault is proven to be a supplier’s fault. Estimates are made of the expected reimbursement claim based upon historical levels of recoveries from supplier, adjusted for inflation and applied to the population of vehicles under warranty as on balance sheet date. Estimated supplier reimbursements are recognized as separate asset.

ii) Residual risk

In certain markets, the Company is responsible for the residual risk arising on vehicles sold by dealers under leasing arrangements. The provision is based on the latest available market expectations of future residual value trends. The timing of the outflows will be at the end of the lease arrangements – being typically up to three years.

iii) Legal and product liability

Legal and product liability provision is recorded in respect of compliance with regulations and known litigations which impact the Company. The product liability claim primarily relates to motor accident claims, consumer complaints, dealer/supplier terminations, personal injury claims and compliance with regulations.

iv) Environmental liability

Environmental liability relates to various environmental remediation cost such as asbestos removal and land clean up. The timing of when these costs will be incurred is not known with certainty.

j.	Foreign currency

These consolidated financial statements are presented in Indian rupees, which is the functional currency of Tata Motors Limited. Transactions in foreign currencies are recorded at the exchange rate prevailing on the date of transaction.

Foreign currency denominated monetary assets and liabilities are re-measured into the functional currency at the exchange rate prevailing on the balance sheet date. Exchange differences are recognized in the income statement except to the extent of exchange differences, which are regarded as an adjustment to interest costs on foreign currency borrowings, are capitalized as part of borrowing costs.

For the purpose of consolidation, the assets and liabilities of the Company’s foreign operations are translated to Indian rupees at the exchange rate prevailing on the balance sheet date, and the income and expenses at the average rate of exchange for the respective months. Exchange differences arising are recognized as currency translation reserve under equity.

Exchange differences arising from the translation of foreign operations previously recognized in currency translation reserve in equity are not reclassified from equity to the income statement until the disposal of such operation.

k.	Income taxes

Income tax expense comprises current and deferred taxes. Income tax expense is recognized in the income statement except when they relate to items that are recognized outside profit or loss (whether in other comprehensive income or directly in equity), in which case tax is also recognized outside profit or loss, or where they arise from the initial accounting for business combination. In the case of a business combination the tax effect is included in accounting for the business combination.

Current income taxes are determined based on respective taxable income of each taxable entity and tax rules applicable for respective tax jurisdictions.

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying values of assets and liabilities and their respective tax bases, and unutilized business loss and depreciation carry-forwards and tax credits. Such deferred tax assets and liabilities are computed separately for each taxable entity and for each taxable jurisdiction. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the deductible temporary differences, unused tax losses, depreciation carry-forwards and unused tax credits could be utilized.

Deferred tax assets and liabilities are measured based on the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date.

Current and Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

l.	Earnings per share

Basic earnings per share has been computed by dividing net income by the weighted average number of shares outstanding during the year. Partly paid up shares are included as fully paid equivalents according to the fraction paid up. Diluted earnings per share has been computed using the weighted average number of shares and dilutive potential shares, except where the result would be anti-dilutive.

m.	Inventories

Inventories (other than those recognized consequent to the sale of vehicles subject to repurchase arrangements) are valued at the lower of cost and net realizable value. Cost of raw materials, components and consumables are ascertained on a first in first out basis. Cost, including fixed and variable production overheads, are allocated to work-in-progress and finished goods determined on a full absorption cost basis. Net realizable value is the estimated selling price in the ordinary course of business less estimated cost of completion and selling expenses.

Inventories include vehicles sold subject to repurchase arrangements. These vehicles are carried at cost to the Company and are amortized in changes in inventories of finished goods to their residual values (i.e., estimated second hand sale value) over the term of the arrangement.

n.	Property, plant and equipment

Property, plant and equipment are stated at cost of acquisition or construction less accumulated depreciation less accumulated impairment, if any.

Freehold land is measured at cost and is not depreciated.

Heritage assets, comprising antique vehicles purchased by the Company, are not depreciated as they are considered to have a residual value in excess of cost. Residual values are re-assessed on an annual basis.

Cost includes purchase price, taxes and duties, labor cost and direct overheads for self-constructed assets and other direct costs incurred up to the date the asset is ready for its intended use.

Interest cost incurred for constructed assets is capitalized up to the date the asset is ready for its intended use, based on borrowings incurred specifically for financing the asset or the weighted average rate of all other borrowings, if no specific borrowings have been incurred for the asset.

Depreciation is provided on a straight-line basis over estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Type of Asset	Estimated useful life
Buildings	20 to 60 years
Plant and equipment	3 to 30 years
Computers	3 to 6 years
Vehicles	3 to 11 years
Furniture and fixtures	3 to 21 years

Assets held under finance leases are depreciated over their expected useful lives on the same basis as owned assets or, where shorter, the term of the relevant lease.

The depreciation period is reviewed at least at each year–end. Changes in expected useful lives are treated as changes in accounting estimates.

Depreciation is not recorded on capital work-in-progress until construction and installation are complete and the asset is ready for its intended use. Capital-work-in-progress includes capital advances.

o.	Intangible assets

Intangible assets purchased, including those acquired in business combinations, are measured at cost or fair value as of the date of acquisition where applicable less accumulated amortization and accumulated impairment, if any. Intangible assets with indefinite lives are reviewed annually to determine whether indefinite-life assessment continues to be supportable. If not, the change in the useful-life assessment from indefinite to finite is made on a prospective basis.

Amortization is provided on a straight-line basis over estimated useful lives of the intangible assets as per details below:

Type of Asset	Estimated amortization period
Patents and technological know-how	2 to 12 years
Customer related intangibles–Dealer network	20 years
Intellectual property rights	3 to 10 years
Software	1 to 8 years

The amortization period for intangible assets with finite useful lives is reviewed at least at each year-end. Changes in expected useful lives are treated as changes in accounting estimates.

Capital work-in-progress includes capital advances.

Internally generated intangible asset

Research costs are charged to the income statement in the year in which they are incurred.

Product development costs incurred on new vehicle platform, engines, transmission and new products are recognized as intangible assets, when feasibility has been established, the Company has committed technical, financial and other resources to complete the development and it is probable that asset will generate probable future economic benefits.

The costs capitalized include the cost of materials, direct labor and directly attributable overhead expenditure incurred up to the date the asset is available for use. Interest cost incurred is capitalized up to the date the asset is ready for its intended use, based on borrowings incurred specifically for financing the asset or the weighted average rate of all other borrowings if no specific borrowings have been incurred for the asset.

Product development cost is amortized over a period of 24 months to 120 months.

Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment, if any.

In Fiscal 2018, assets written off/loss on sale of assets and other (net) amounting to Rs.29,148.6 million has been presented as a separate line in the income statement. Previously, these were included and presented in the income statement within the line item “Other (income)/loss (net).

The change in presentation has been retrospectively applied for full periods presented.

The change in presentation does not affect Net income, Total comprehensive income and earnings per share in any of the periods presented.

p.	Leases

At the inception of a lease, the lease arrangement is classified as either a finance lease or an operating lease, based on the substance of the lease arrangement.

Assets taken on finance lease

A finance lease is recognized as an asset and a liability at the commencement of the lease, at the lower of the fair value of the asset and the present value of the minimum lease payments. Initial direct costs, if any, are also capitalized and, subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Assets taken on operating lease

Leases other than finance leases are operating leases which are not recognized on the Company’s balance sheet. Payments made under operating leases are recognized in the income statement on a straight-line basis over the term of the lease.

q.	Impairment

i)	Goodwill

Cash generating units to which goodwill is allocated are tested for impairment annually at each balance sheet date, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to that unit and then to the other assets of the unit pro rata on the basis of carrying amount of each asset in the unit. Goodwill impairment loss recognized is not reversed in subsequent period.

ii)	Property, plant and equipment and other intangible assets

At each balance sheet date, the Company assesses whether there is any indication that any property, plant and equipment and intangible assets with finite lives may be impaired. If any such impairment exists the recoverable amount of an asset is estimated to determine the extent of impairment, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available for use, are tested for impairment annually at each balance sheet date, or earlier, if there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-taxdiscount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the income statement.

r.	Employee benefits

i)	Pension plans

The Jaguar Land Rover subsidiaries operate several defined benefit pension plans, which are contracted out of the second state pension scheme until April 5, 2016. The assets of the plan are held in separate trustee administered funds.

The plans provide for monthly pension after retirement as per salary drawn and service period as set out in rules of each fund.

Contributions to the plans by the subsidiary group take into consideration the results of actuarial valuations. The plans with a surplus position at the year-end have been limited to the maximum economic benefit available from unconditional rights to refund from the scheme or reduction in future contributions. Where the subsidiary group is considered to have a contractual obligation to fund the pension plan above the accounting value of the liabilities, an onerous obligation is recognized.

A separate defined contribution plan is available to employees of Jaguar Land Rover. Costs in respect of this plan are charged to the income statement as incurred.

ii)	Gratuity

Tata Motors Limited and its subsidiaries and joint operations in India have an obligation towards gratuity, a defined benefit retirement plan covering eligible employees. The plan provides for a lump-sum payment to vested employees at retirement, death while in employment or on termination of employment of an amount equivalent to 15 to 30 days salary payable for each completed year of service. Vesting occurs upon completion of five years of service. Tata Motors Limited and such subsidiaries make annual contributions to gratuity funds established as trusts or insurance companies.

Tata Motors Limited and its subsidiaries and joint operations in India account for the liability for gratuity benefits payable in the future based on an actuarial valuation.

iii)	Superannuation

Tata Motors Limited and some of its subsidiaries in India have two superannuation plans, a defined benefit plan and a defined contribution plan. An eligible employee on April 1, 1996 could elect to be a member of either plan.

Employees who are members of the defined benefit superannuation plan are entitled to benefits depending on the years of service and salary drawn. The monthly pension benefits after retirement range from 0.75% to 2% of the annual basic salary for each year of service. Tata Motors Limited and such subsidiaries account for superannuation benefits payable in future under the plan based on an actuarial valuation.

With effect from April 1, 2003, this plan was amended and benefits earned by covered employees have been protected as at March 31, 2003. Employees covered by this plan are prospectively entitled to benefits computed on a basis that ensures that the annual cost of providing the pension benefits would not exceed 15% of salary.

During the year ended March 31, 2015, the employees covered by this plan were given a one-time option to exit from the plan prospectively. Furthermore, the employees who opted for exit were given one- time option to withdraw accumulated balances from the superannuation plan.

Separate irrevocable trusts are maintained for employees covered and entitled to benefits. Tata Motors Limited and its subsidiaries contribute up to 15% or Rs.150,000, whichever is lower, of the eligible employees’ salary to the trust every year. Such contributions are recognized as an expense when incurred. Tata Motors Limited and such subsidiaries have no further obligation beyond this contribution.

iv)	Bhavishya Kalyan Yojana (BKY)

Bhavishya Kalyan Yojana is an unfunded defined benefit plan for employees of Tata Motors Limited and some of its subsidiaries. The benefits of the plan include pension in certain cases, payable up to the date of normal superannuation had the employee been in service, to an eligible employee at the time of death or permanent disablement, while in service, either as a result of an injury or as certified by the appropriate authority. The monthly payment to dependents of the deceased/disabled employee under the plan equals 50% of the salary drawn at the time of death or accident or a specified amount, whichever is greater. Tata Motors Limited and these subsidiaries account for the liability for BKY benefits payable in the future based on an actuarial valuation.

v)	Provident fund and family pension

In accordance with Indian law, eligible employees of Tata Motors Limited and some of its subsidiaries and joint operations are entitled to receive benefits in respect of provident fund, a defined contribution plan, in which both employees and the Company make monthly contributions at a specified percentage of the covered employees’ salary (currently 12% of employees’ salary). The contributions, as specified under the law, are made to the provident fund and pension fund set up as an irrevocable trust by Tata Motors Limited and its subsidiaries or to respective Regional Provident Fund Commissioner and the Central Provident Fund under the State Pension scheme. The interest rate payable to the members of the trust shall not be lower than the statutory rate of interest declared by the Central Government under the Employees Provident Funds and Miscellaneous Provisions Act, 1952 and shortfall, if any, shall be made good by the Company. The liability in respect of the shortfall of interest earnings of the Fund is determined on the basis of an actuarial valuation. The interest guarantee is considered to be defined benefit. There is no shortfall as at March 31, 2019.

vi)	Severance indemnity

Tata Daewoo Commercial Vehicle Company Limited, or TDCV, a subsidiary company incorporated in Korea; has an obligation towards severance indemnity, a defined benefit retirement plan, covering eligible employees. The plan provides for a lump sum payment to all employees with more than one year of employment equivalent to 30 days’ salary payable for each completed year of service.

vii)	Post-retirement medicare scheme

Under this unfunded scheme, employees of Tata Motors Limited and some of its subsidiaries receive medical benefits subject to certain limits on amounts of benefits, periods after retirement and types of benefits, depending on their grade and location at the time of retirement. Employees separated from the Company as part of an Early Separation Scheme, on medical grounds or due to permanent disablement are also covered under the scheme. Tata Motors Limited and such subsidiaries account for the liability for post-retirement medical scheme based on an actuarial valuation.

viii)	Compensated absences

Tata Motors Limited and some of its subsidiaries and joint operations provide for the encashment of leave or leave with pay subject to certain rules. The employees are entitled to accumulate leave subject to certain limits, for future encashment. The liability is provided based on the number of days of unutilized leave at each balance sheet date on the basis of an actuarial valuation.

ix)	Remeasurement gains and losses

Remeasurement comprising actuarial gains and losses, the effect of the asset ceiling and the return on assets (excluding interest) relating to retirement benefit plans, are recognized directly in other comprehensive income in the period in which they arise. Remeasurement recorded in other comprehensive income is not reclassified to income statement.

Actuarial gains and losses relating to long-term employee benefits are recognized in the income statement in the period in which they arise.

x)	Measurement date

The measurement date of retirement plans is March 31.

xi)	The Present value of the defined benefit liability and the related current service cost and past service cost are measured using Projected Unit Credit Method.

s.	Dividends

Any dividend declared or paid by Tata Motors Limited for any financial year is based on the profits available for distribution as reported in the unconsolidated statutory financial statements of Tata Motors Limited (Standalone) prepared in accordance with Generally Accepted Accounting Principles in India. Indian law permits the declaration and payment of dividend out of profits for the year or previous financial year(s) as stated in the statutory financial statements of Tata Motors Limited (Standalone) prepared in accordance with Generally Accepted Accounting Principles in India after providing for depreciation in accordance with the provisions of Schedule II to the Companies Act. However, in the absence or inadequacy of the said profits, it may declare dividend out of free reserves, subject to certain conditions as prescribed under the Companies (Declaration and payment of Dividend) Rules, 2014. Accordingly, in certain years the net income reported in these financial statements may not be fully distributable. The amount available for distribution is Rs.Nil as at March 31, 2019.

t.	Segments

The Company primarily operates in the automotive segment. The automotive segment comprises of four reportable segments i.e. Tata Commercial Vehicles, Tata Passenger Vehicles, Jaguar Land Rover and Vehicle Financing. Other operating segments do not meet the quantitative thresholds for disclosure and have been aggregated.

u.	Financial instruments

i)	Classification, initial recognition and measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial assets other than equity instruments are classified into categories: financial assets at fair value through profit or loss and at amortized cost. Financial assets that are equity instruments are classified as fair value through profit or loss or fair value through other comprehensive income. Financial liabilities are classified into financial liabilities at fair value through profit or loss and other financial liabilities which are carried at amortized cost.

Financial instruments are recognized on the balance sheet when the Company becomes a party to the contractual provisions of the instrument. Initially, a financial instrument is recognized at its fair value. Transaction costs directly attributable to the acquisition or issue of financial instruments are recognized in determining the carrying amount, if it is not classified as at fair value through profit or loss. Subsequently, financial instruments are measured according to the category in which they are classified.

Financial assets at amortized cost: Financial assets having contractual terms that give rise on specified dates, to cash flows that are solely payments of principal and interest on the principal outstanding and that are held within a business model whose objective is to hold such assets in order to collect such contractual cash flows, are classified in this category. Subsequently, these are measured at amortized cost using the effective interest method less any impairment losses.

Financial assets at fair value through other comprehensive income: These include financial assets that are equity instruments and are designated as such upon initial recognition irrevocably. Subsequently, these are measured at fair value and changes therein are recognized directly in other comprehensive income, net of applicable income taxes. When the equity investment is derecognized, the cumulative gain or loss in equity is transferred to retained earnings.

Dividends from these equity investments are recognized in the statement of Profit or Loss when the right to receive payment has been established.

Financial assets at fair value through profit and loss: Financial assets are measured at fair value through profit or loss unless it is measured at amortized cost or at fair value through other comprehensive income on initial recognition. The transaction costs directly attributable to the acquisition are recognized in profit or loss. These also include certain equity instruments that are designated as such upon initial recognition irrevocably.

Derivatives which are not designated as hedging instruments are recognized at fair value through profit or loss.

Equity instruments: An equity instrument is any contract that evidence residual interests in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recorded at the proceeds received, net of direct issue costs.

Financial liabilities at fair value through profit or loss: Derivatives which are not designated as hedging instruments are recognized at fair value through profit or loss.

Financial guarantee contracts: These are initially measured at their fair values and, are subsequently measured at the higher of the amount of loss allowance determined or the amount initially recognized less, the cumulative amount of income recognised.

Other financial liabilities: These are measured at amortized cost using the effective interest method.

ii)	Determination of fair value:

The fair value of a financial instrument on initial recognition is normally the transaction price (fair value of the consideration given or received). Subsequent to initial recognition, the Company determines the fair value of financial instruments that are quoted in active markets using the quoted bid prices (financial assets held) or quoted ask prices (financial liabilities held) and using valuation techniques for other instruments. Valuation techniques include discounted cash flow method and other valuation methods.

iii)	Derecognition of financial assets and financial liabilities:

The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expires or it transfers the financial asset and substantially all the risk and rewards of ownership of the asset to another entity. If the Company neither transfers nor retains substantially all the risks and rewards of the ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for the amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

Financial liabilities are derecognized when these are extinguished, that is when the obligation is discharged, cancelled or has expired.

iv)	Impairment of financial assets:

The Company recognizes a loss allowance for expected credit losses on a financial asset that is at amortized cost. Loss allowance in respect of financial assets is measured at an amount equal to life time expected credit losses and is calculated as the difference between their carrying amount and the present value of the expected future cash flows discounted at the original effective interest rate.

Loss allowance in respect of finance receivables is measured at an amount equal to twelve month expected losses if credit risk on such assets has not increased significantly since initial recognition. An allowance equal to lifetime expected losses is provided if credit risk has increased significantly from date of initial recognition. Credit risk is determined to have increased significantly when a finance receivable becomes thirty days past due. Such impairment loss is recognized in the statement of profit and loss. If the amount of impairment loss decreases in a subsequent period, and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed. The reversal is recognized in the income statement.

v.	Hedge accounting

The Company uses foreign currency forward and option contracts to hedge its risks associated with foreign currency fluctuations relating to highly probable forecast transactions. The Company designates these forward and option contracts in a cash flow hedging relationship by applying the hedge accounting principles.

These forward and option contracts are stated at fair value at each reporting date. Changes in the fair value of these forward contracts that are designated and effective as hedges of future cash flows are recognized in other comprehensive income and the ineffective portion is recognized in the income statement. Amounts accumulated in equity are reclassified to the statement of Profit or Loss in the periods in which the forecasted transactions occur.

Forward premium and basis spread adjustment in forward contract and time value of options that are not designated hedge components are identified as cost of hedge and changes in fair value attributable to these elements are recognized in cost of hedge reserve while changes in fair value determined to be effective portion of the hedge is recognized in hedge reserve.

The Company uses interest rate swaps to hedge its risk arising from changes in the market rate of interest. Such interest rate swaps are designated as hedges of interest rate risk arising from changes in cash flow on account of variability in the benchmark rate of interests. Effective portion of fair value changes of such interest rate swaps are recognized in hedge reserve. Ineffective portion, if any, is recognized in the income statement.

Hedge accounting is discontinued when hedging instrument expires or is sold, terminated, or exercised, or no longer qualifies for hedge accounting. For forecast transactions, any cumulative gain or loss on the hedging instrument recognized in equity is retained there until the forecast transaction occurs.

If the forecast transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to the income statement.

w.	Cash and cash equivalents

Cash and cash equivalents are short-term (three months or less from the date of acquisition), highly liquid investments that are readily convertible into cash and which are subject to an insignificant risk of changes in value.

x.	Recent accounting pronouncements adopted by the Company

IFRS 9 – Financial Instruments

The Company has applied IFRS 9 for period beginning on April 1, 2018. Initial application is made retrospectively subject to certain exemptions and exceptions.

Initial application of IFRS 9 lead to the following major changes:

Classification

IFRS 9 introduces a comprehensive classification model for financial assets that classifies financial assets into three categories: (i) financial assets at amortized cost, (ii) financial assets at fair value through other comprehensive income and (iii) financial assets at fair value through profit or loss. Under IAS 39, financial assets were classified as loans and receivables, available-for-sale financial assets and financial assets at fair value through profit or loss.

Financial assets that contain cash flows other than those of principal and interest are measured at fair value through profit or loss. For equity instruments, IFRS 9 optionally allows measurement at fair value through other comprehensive income. The Company elects to measure certain equity instruments at fair value through other comprehensive income and certain equity instruments at fair value through profit or loss on an instrument by instrument basis. When equity instruments, which are fair value through other comprehensive income are sold or written off, any realized gains and losses on these equity instruments are reclassified to retained earnings and not presented within income statement. Under IAS 39 equity instruments were classified as available for sale and carried at fair value through other comprehensive income.

Impairment

The new impairment model requires recognition of impairment provision based on expected credit losses rather than only incurred credit losses as under IAS 39. The Company has factored certain future probable events and changes in the current internal factors such as collection efficiency and external macro -economic factors affecting probability of defaults and collections in its impairment model for its finance receivables. There is a decrease in the opening retained earnings of Rs.177.8 million as at April 1, 2018, as a result of factoring future probable events in the provisioning for finance receivables. The Company has adopted simplified approach to provide lifetime expected losses for all trade receivables. There is no change in the provisioning for its trade receivables as a result of adoption of IFRS 9.

Hedge accounting

Time value of foreign exchange options existing in a hedging relationship at the beginning of the earliest comparative period as at April 1, 2016 or designated thereafter have been retrospectively adjusted in accordance with the transition requirements of IFRS 9 because only the intrinsic value of these options were designated as a hedge instrument in a hedging relationship in accordance with the previously applicable accounting standard IAS 39. The hedging relationships designated prior to and continuing as at the date of initial application met all the qualifying criteria in accordance with IFRS 9. The Company also retrospectively adjusted foreign currency basis spread (forward exchange contracts and cross-currency interest rate swaps), as cost of hedge relating to those hedging relationships that existed at the beginning of the earliest reporting period, April 1, 2016 or were designated thereafter.

The new hedge accounting requirement under IFRS 9 aligns more closely with the Company’s risk management practices. The Company has recognized non designated component of changes in the fair value of hedge accounted derivatives, specifically the time value of foreign exchange options and foreign currency basis spread included in foreign exchange forwards, in its cost of hedge reserve.

Transition adjustments on adoption of IFRS 9

Adjustments made to line items in the income statements and the statements of comprehensive income and cumulative effect recognized in equity for changes in accounting on adoption of IFRS 9 is as follows:

		Retained earnings	Hedging reserve	Cost of hedge reserve
Transition adjustment on adoption of IFRS 9	Reason for change	(Rs. In millions)
Adjustments made to equity
	Time value of options	2,481.0	—	(2,481.0)
	Foreign currency basis spread	—	659.5	(659.5)

Adjustments at March 31, 2016, net of tax		2,481.0	659.5	(3,140.5)
Changes recognized for year ended March 31, 2017
Foreign exchange gain/(loss)	Time value of options	(3,305.6)	—	3,305.6
Gain/(loss) on cash flow hedges (net)	Foreign currency basis spread	—	7,679.7	(7,679.7)
Income tax (expense)/credit (net)	Tax on time value of options and foreign currency basis spread	634.4	(1,444.4)	810.0

Adjustments at March 31, 2017, net of tax		(190.2)	6,894.8	(6,704.6)
Changes recognized for year ended March 31, 2018
Foreign exchange gain/(loss) (net)	Time value of options	(1,574.1)	—	1,574.1
Gain/(loss) on cash flow hedges (net)	Foreign currency basis spread	—	(1,233.0)	1,233.0
Interest (expense) (net)	Certain debt issuance cost charged off	(426.3)	—	—
Income tax (expense)/credit (net)	Tax on time value of options and certain debt issuance cost charged off	380.3	195.3	(575.6)

Adjustments as at March 31 ,2018, net of tax		(1,810.3)	5,857.1	(4,473.1)
	Basis adjustment for hedges of inventory purchases	—	(2,819.3)	204.8
	Expected credit loss	(177.8)	—	—
	Available for sale investments measured now as Fair value through profit or loss	29.3	—	—

Adjustments as at April 1, 2018, net of tax		(1,958.8)	3,037.8	(4,268.3)

The effect of changes on account of adoption of IFRS 9 have also been reflected in notes 19, 28 and 38(c), 38(d)(iv), 39 and 41

The effect on basic net earnings and diluted earnings, on account of above change is immaterial.

IFRS 15 – Revenue from Contracts with Customers

The standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes earlier revenue recognition guidance, including industry-specific guidance. The core principle of the new standard is to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new standard also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements.

The Company has adopted IFRS 15 with a modified retrospective approach. Accordingly, the Company has presented its prior comparative periods without applying the principles of IFRS 15. The cumulative effect of adopting IFRS 15 on prior period retained earnings on adopting IFRS 15 is adjusted in the opening balance of retained earnings as at April 1, 2018.

The Company makes transport arrangements for delivering its vehicles to the dealers. The gross consideration received in respect of these arrangements was recognized and presented within revenue in the income statement. The costs associated with these arrangements were earlier presented within freight cost in the income statement. In accordance with IFRS 15, the Company has determined that it is an agent in providing these services, and therefore the gross consideration received, net off cost associated with respect to these arrangements is presented within revenue effective April 1, 2018. Certain payouts made to dealers such as infrastructure support payments are to be treated as variable components of consideration and are therefore in accordance with IFRS 15, recognized as revenue deductions.

These changes in presentation in income statement has resulted in decrease in both revenues and expenses by Rs.45,926.9 million for the year ended March 31, 2019.

Certain incentives received from Government which were previously presented in revenues, have been included in other income as per IFRS 15.

Previously, the Company accounted for all warranty as a cost provision in accordance with IAS 37. Under IFRS 15, the Company has assessed whether the warranty provided, includes a service element (i.e. going beyond simply providing an assurance that the product continues to meet its agreed-upon specification) and accounts for these services as performance obligations associated with the sale of vehicle. The Company now accounts for a proportion of service-type obligations as a contract liability on a stand-alone selling price basis instead of as a warranty provision. This contract liability will be unwound over the period the services are available and provided to the customer. The associated costs are expensed as incurred. The cumulative impact as of March 31, 2018, which resulted in reduction in the retained earnings by Rs. 418.0 million was adjusted in the opening retained earnings on April 1, 2018 with a corresponding reduction in warranty provision (at a cost value) by Rs.1,376.5 million and contract liabilities (at a cost-plus-margin value) by Rs.1,794.5 million.

y.	Recent accounting pronouncements not yet adopted by the Company

New Accounting pronouncements affecting amounts reported and /or disclosures in the financial statements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective.

IFRS 16	Leases[1]
Amendments to IFRS 10 & IAS 28	Sale or Contribution of Assets between an
Investor and its Associate or Joint Venture[2]
Amendments to IAS 40	Investment Property[1]
IFRS 17	Insurance Contracts[3]
IFRIC 23	Uncertainty over Income Tax Treatments [1]
Amendment to IAS 19	Employee Benefits: Remeasurement on a Plan
Amendment, Curtailment or Settlement[1]
Amendment to IAS 12	Income Taxes[1]
Amendment to IAS 28	Investments in Associates and Joint ventures:
Long term interests in Associates and Joint ventures [1]

[1]	Effective for annual periods beginning on or after January 1, 2019
[2]	The IASB has postponed indefinitely the effective date, with early adoption permitted
[3]	Effective for annual periods beginning on or after January 1, 2021

IFRS 16 – Leases

In January 2016, the IASB issued IFRS 16 – Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract and replaces the previous standard on leasing, IAS 17 - Leases. IFRS 16, which is not applicable to service contracts, but only applicable to leases or lease components of a contract, defines a lease as a contract that conveys to the customer (lessee) the right to use an asset for a period of time in exchange for consideration. IFRS 16 eliminates the classification of leases for the lessee as either operating leases or finance leases as required by IAS 17 and instead, introduces a single lessee accounting model whereby a lessee is required to recognize assets and liabilities for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and to recognize depreciation of leased assets separately from interest on lease liabilities in the income statement. As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, a lessor will continue to classify its leases as operating leases or finance leases and to account for those two types of leases differently.

The Company will be adopting IFRS 16 with a modified retrospective approach. The cumulative effect of initially applying this Standard will be recorded as an adjustment to the opening balance of retained earnings. The figures for the comparative periods will not be restated. The Company will use the grandfathering clause available for existing leases and apply the available exemptions regarding the recognition of short term leases and low value leasing assets. Basis its assessment, the Company’s arrangements under operating leases, which are currently off balance sheet, will be recorded as right to use assets and the future obligations in respect of such leases will be recorded as a liability in the balance sheet as at April 1, 2019.

The Company will use following practical expedients of IFRS 16 at the date of initial application:

•

With leases previously classified as operating leases according to IAS 17, the lease liability will be measured at the present value of the outstanding lease payments, discounted by the incremental borrowing rate as at April 1, 2019. The respective right-of-use asset is generally recognized at an amount equal to the lease liability;

•	An impairment review is not performed for right of use assets. Instead, right-of-use asset is adjusted by the amount of any provision for onerous leases recognized in the balance sheet;

•	Regardless of their original lease term, leases for which the lease term ends latest on March 31, 2020 are recognized as short-term leases;

•	At the date of initial application, the measurement of a right-of-use assets excludes the initial direct costs; and

•	Hindsight is considered when determining the lease term if the contract contains options to extend or terminate the lease.

The Company will recognize in its balance sheet, Rs. 56,536.3 million of right to use assets and Rs. 58,497.7 million of lease liability towards future lease commitments with an adjustment of Rs.1,961.4 million to the opening balance of retained earnings on the adoption date i.e. April 1, 2019.

Amendments to IFRS 10 – Consolidated Financial Statements and IAS 28 – Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

In September 2014, IASB issued an amendment to IFRS 10 and IAS 28 to clarify the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

•

Requires full recognition in the investor’s financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in IFRS 3 Business Combinations)

•

Requires the partial recognition of gains and losses where the assets do not constitute a business, i.e., a gain or loss is recognized only to the extent of the unrelated investors’ interests in that associate or joint venture.

•

These requirements apply regardless of the legal form of the transaction, for example, whether the sale or contribution of assets occurs by an investor transferring shares in a subsidiary that holds the assets (resulting in loss of control of the subsidiary), or by the direct sale of the assets themselves.

The IASB has postponed indefinitely the effective date, with early adoption permitted.

Amendments to IFRS 2 – Share-based Payments

In June 2016, the IASB issued amendments to IFRS 2 – Share-based Payments that clarify how to account certain share-based payment transactions introducing amendments with respect to:

•	accounting requirements with respect to the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments;

•	accounting requirements with respect to share-based payment transactions with a net settlement feature for withholding tax obligations; and

•

modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The amendments are effective from January 1, 2018, with early adoption permitted.

The Company has assessed and concluded there is no impact arising from adoption of these amendments.

IFRS 17 Insurance Contracts

In May 2017, IASB issued IFRS 17 which establishes the principles for recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts. The standard outlines a General Model, which is modified for insurance contracts with direct participation features, described as Variable Fee Approach. The General Model is simplified if certain criteria are met by measuring the liability for remaining coverages using the Premium Allocation Approach. The General Model will use current assumptions to estimate the amounts, timings and uncertainty of future cash flows and it will explicitly measure the cost of that uncertainty. It takes into account market interest rates and impact of policyholders’ options and guarantee. The standard is effective for annual periods beginning on or after January 1, 2021 with early application permitted. It is applied retrospectively unless impracticable, in which case the modified retrospective approach or the fair value approach is applied. The Company is currently assessing the impact of IFRS 17.

IAS 12 Income Taxes

An entity is required to create a corresponding liability for payment of tax on distribution of dividend when it recognises a liability to pay a dividend. The liability for tax shall be recorded in the income statement, other comprehensive income or equity, as the case may be. The amendment clarifies that income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distribution to owners. The Company has assessed and concluded that the amendment will not have any significant impact in the Company’s financial statements.

IFRIC 23 Uncertainty over Income Tax Treatments

In June 2017, IASB issued IFRIC 23 which sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The Interpretation requires an entity to:

•	determine whether uncertain tax positions are assessed separately or as a group; and

•

assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings: If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings. If no, the entity should reflect the effect of uncertainty in determining its accounting tax position.

IFRIC 23 will be applicable from annual periods beginning from January 1, 2019. The Company does not expect any significant impact on adoption of IFRIC 23.

Amendment to IAS 19 Employee Benefits: Change in Employee Benefit Plan

When a change to a plan by way of either an amendment, curtailment or settlement takes place, IAS 19 requires a company to remeasure its net defined benefit liability or asset.

The amendments to IAS 19 require a company to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. Until now, IAS 19 did not specify how to determine these expenses for the period after the change to the plan. This amendment will be effective for annual periods beginning from January 1, 2019. The Company does not expect any significant impact on adoption of this amendment.

Amendment to IAS 28 Investments in Associates and Joint Ventures: Investments in Associates and Joint ventures: Long term interests in Associates and Joint ventures

IFRS 9 excludes interest in associates and joint ventures that are accounted for in accordance with IAS 28, Investments in Associates and Joint Ventures from its scope. This amendment to IAS 28 clarifies that IFRS 9 should be applied to financial instruments, including long-term interests in associates and joint venture, that, in substance, form part of an entity’s net investment in associate or joint venture, to which the equity method is not applied.

This amendment will be effective for annual periods beginning from January 1, 2019. The Company does not expect any significant impact on adoption of this amendment.

z.	Convenience translation

The consolidated financial statements have been presented in Indian rupees (“Rs.”), Tata Motors Limited’s functional currency. For the convenience of the reader, the financial statements as at and for the year ended March 31, 2019, have been translated into U.S. dollars at US$1.00 = Rs.69.155 based on fixing rate in the City of Mumbai on March 31, 2019, for cable transfers in Indian rupees as published by the Foreign Exchange Dealers’ Association of India (FEDAI). Such translation should not be construed as representation that the rupee amounts have been or could be converted into U.S. dollars at that or any other rate, or at all.